Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Condensed Consolidated Balance Sheets
Accounts Receivable, Allowance for Credit Loss, Current	$ 0.5	$ 0.9
Vessels and equipment, accumulated depreciation	170.2	146.2
Deferred drydock expenditure, accumulated amortization	13.3	10.3
Other non-current assets, accumulated depreciation	$ 1.7	$ 1.4
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	225,000,000	225,000,000
Common stock, shares issued (in shares)	35,206,656	35,019,232
Common stock, shares outstanding (in shares)	33,186,603	33,097,831
Treasury stock, shares issued (in shares)	2,020,053	1,921,401